Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Details) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
At January 1		¥ 3,599	¥ 2,255
Additions	[1]	511	1,550
Share of (loss)/profit, net		38	(47)	¥ 19
Share of other comprehensive income		75	4	(9)
Step acquisition accounted for as business combination		(93)	(26)
Capital reduction		(21)
Currency translation differences		295	(60)
Dividend received		(74)	(77)
At December 31		¥ 4,330	¥ 3,599	¥ 2,255

[1]	In January 2021, the Group completed the additional investment in certain equity interests in a consortium, Concerto Partners LLC (“Concerto”), which is led by Tencent to acquire equity stake in Universal Music Group (“UMG”) with same proportion of the Group’s equity stake as 9.94%, for an investment consideration of EUR161 million (equivalent to approximately RMB1,270 million). According to the shareholders agreement of Concerto, the Group is able to participate in certain key decision making process of Concerto and therefore, this investment is accounted for as investment in an associate.